UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: March 1, 2016 – May 31, 2016

Item 1.  Schedule of Investments.

MAI MANAGED VOLATILITY FUND SCHEDULE OF INVESTMENTS (Unaudited) MAY 31, 2016

Shares	Security Description	Value

Common Stock - 50.3%
Communications – 1.2%
23,900	Verizon Communications, Inc. (a)(b)	$1,216,510
Consumer Discretionary – 8.2%
21,700	Comcast Corp., Class A (a)(b)	1,373,610
56,000	Ford Motor Co. (a)(b)	755,440
29,100	Macy's, Inc. (a)(b)	966,411
8,000	McDonald's Corp. (a)(b)	976,480
15,500	Target Corp. (a)(b)	1,066,090
13,500	The Home Depot, Inc. (a)(b)	1,783,620
13,500	The Walt Disney Co. (a)(b)	1,339,470
		8,261,121
Consumer Staples - 6.2%
10,400	CVS Health Corp. (a)(b)	1,003,080
13,200	Diageo PLC, ADR (a)(b)	1,440,516
23,300	Mondelez International, Inc., Class A (a)(b)	1,036,617
14,600	PepsiCo, Inc. (a)(b)	1,477,082
16,000	The Procter & Gamble Co. (a)(b)	1,296,640
		6,253,935
Energy - 3.4%
9,800	Chevron Corp. (a)(b)	989,800
1,900	Exxon Mobil Corp. (a)(b)	169,138
18,300	Occidental Petroleum Corp. (a)(b)	1,380,552
12,000	Schlumberger, Ltd. (a)(b)	915,600
		3,455,090
Financials - 7.5%
118,100	Bank of America Corp. (a)(b)	1,746,699
11,600	Chubb, Ltd. (a)(b)	1,468,676
27,800	JPMorgan Chase & Co. (a)(b)	1,814,506
26,800	MetLife, Inc. (a)(b)	1,220,740
25,100	Wells Fargo & Co. (a)(b)	1,273,072
		7,523,693
Health Care - 8.3%
38,400	Abbott Laboratories (a)(b)	1,521,792
10,200	Amgen, Inc. (a)(b)	1,611,090
13,200	Cardinal Health, Inc. (a)(b)	1,042,140
11,800	Johnson & Johnson (a)(b)	1,329,742
18,225	Medtronic PLC (a)(b)	1,466,748
15,000	Pfizer, Inc. (a)(b)	520,500
6,200	UnitedHealth Group, Inc. (a)(b)	828,754
		8,320,766
Industrials - 6.4%
45,000	General Electric Co. (a)(b)	1,360,350
8,500	Honeywell International, Inc. (a)(b)	967,555
10,800	Raytheon Co. (a)(b)	1,400,436
11,600	The Boeing Co. (a)(b)	1,463,340
6,000	United Parcel Service, Inc., Class B (a)(b)	618,540
6,500	United Technologies Corp. (a)(b)	653,770
		6,463,991

Information Technology - 7.0%
15,200	Apple, Inc. (a)(b)	1,517,872
35,200	Cisco Systems, Inc. (a)(b)	1,022,560
42,700	Intel Corp. (a)(b)	1,348,893
24,200	Microsoft Corp. (a)(b)	1,282,600
16,000	Oracle Corp. (a)(b)	643,200
22,100	QUALCOMM, Inc. (a)(b)	1,213,732
		7,028,857
Materials - 0.5%
9,800	The Dow Chemical Co. (a)(b)	503,328

Utilities - 1.6%
12,900	NextEra Energy, Inc. (a)(b)	1,549,548

Total Common Stock (Cost $51,589,329)	50,576,839

Principal	Security Description	Rate	Maturity	Value

U.S. Government & Agency Obligations - 13.2%
U.S. Treasury Securities - 13.2%
$2,660,000	U.S. Treasury Bill (c)	0.46%	07/14/16	2,659,340
2,660,000	U.S. Treasury Bill (c)	0.46	09/08/16	2,657,734
2,660,000	U.S. Treasury Bill (c)	0.34	10/06/16	2,656,555
2,590,000	U.S. Treasury Bill (c)	0.38	11/03/16	2,585,110
2,660,000	U.S. Treasury Bill (c)	0.53	02/02/17	2,650,387
				13,209,126
Total U.S. Government & Agency Obligations (Cost $13,208,223)				13,209,126

Shares	Security Description	Value

Money Market Fund - 33.4%
33,574,133	Fidelity Government Money Market Fund, 0.24% (d) (Cost $33,574,133)	33,574,133

Total Long Positions - 96.9% (Cost $98,371,685)*	$97,360,098
Total Written Options - (0.9)% (Premiums Received $(1,147,686))*	(892,046)
Other Assets & Liabilities, Net – 4.0%	3,988,439
Net Assets – 100.0%	$100,456,491

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.9)%
Call Options Written - (0.6)%
(21)	Abbott Laboratories	$46.00	06/16	$(21)
(39)	Abbott Laboratories	38.00	06/16	(6,903)
(83)	Abbott Laboratories	39.00	06/16	(9,130)
(34)	Abbott Laboratories	39.00	07/16	(4,063)
(51)	Abbott Laboratories	40.00	07/16	(3,825)
(51)	Abbott Laboratories	39.00	07/16	(6,783)
(17)	Amgen, Inc.	170.00	06/16	(68)
(16)	Amgen, Inc.	155.00	06/16	(8,000)
(18)	Amgen, Inc.	165.00	07/16	(2,772)
(21)	Amgen, Inc.	160.00	07/16	(7,350)
(16)	Apple, Inc.	105.00	06/16	(400)
(18)	Apple, Inc.	100.00	06/16	(2,835)
(21)	Apple, Inc.	100.00	06/16	(4,095)
(18)	Apple, Inc.	98.00	06/16	(5,580)
(16)	Apple, Inc.	100.00	07/16	(4,400)
(16)	Apple, Inc.	97.50	07/16	(6,720)
(270)	Bank of America Corp.	15.00	06/16	(5,940)
(75)	Bank of America Corp.	15.00	06/16	(2,100)
(200)	Bank of America Corp.	14.50	06/16	(10,600)
(51)	Bank of America Corp.	15.00	07/16	(1,632)
(51)	Bank of America Corp.	15.50	07/16	(1,020)
(213)	Bank of America Corp.	14.50	07/16	(12,993)
(191)	Bank of America Corp.	15.00	07/16	(7,640)
(22)	Cardinal Health, Inc.	90.00	06/16	(22)
(37)	Cardinal Health, Inc.	85.00	06/16	(37)
(27)	Cardinal Health, Inc.	80.00	07/16	(3,510)
(21)	Chevron Corp.	100.00	06/16	(4,557)
(15)	Chevron Corp.	103.00	06/16	(1,515)
(35)	Chevron Corp.	100.00	07/16	(10,027)
(22)	Chevron Corp.	100.00	07/16	(7,480)
(116)	Chubb, Ltd.	125.00	06/16	(31,610)
(38)	Cisco Systems, Inc.	30.00	06/16	(228)
(38)	Cisco Systems, Inc.	29.00	06/16	(1,900)
(75)	Cisco Systems, Inc.	28.50	06/16	(6,112)
(38)	Cisco Systems, Inc.	30.00	07/16	(760)
(87)	Cisco Systems, Inc.	29.00	07/16	(5,394)
(79)	Comcast Corp., Class A	62.50	06/16	(10,981)
(26)	Comcast Corp., Class A	63.50	06/16	(2,496)
(38)	Comcast Corp., Class A	64.00	07/16	(3,230)
(35)	CVS Health Corp.	105.00	06/16	(70)
(21)	CVS Health Corp.	100.00	07/16	(1,680)
(21)	Diageo PLC, ADR	115.00	06/16	(21)
(16)	Diageo PLC, ADR	115.00	07/16	(1,072)
(41)	Diageo PLC, ADR	110.00	07/16	(9,225)
(18)	Exxon Mobil Corp.	89.00	06/16	(2,646)
(193)	Ford Motor Co.	13.50	06/16	(3,088)

(182)	Ford Motor Co.	13.75	06/16	(2,548)
(78)	Ford Motor Co.	12.75	06/16	(6,084)
(78)	Ford Motor Co.	13.50	06/16	(2,028)
(53)	General Electric Co.	32.00	06/16	(106)
(128)	General Electric Co.	30.00	06/16	(6,272)
(77)	General Electric Co.	31.00	07/16	(1,771)
(64)	General Electric Co.	30.00	07/16	(4,352)
(54)	Honeywell International, Inc.	115.00	06/16	(5,346)
(18)	Honeywell International, Inc.	115.00	07/16	(3,735)
(156)	Intel Corp.	33.00	06/16	(858)
(38)	Intel Corp.	31.00	06/16	(3,230)
(38)	Intel Corp.	30.50	06/16	(5,054)
(89)	Intel Corp.	32.00	07/16	(6,052)
(18)	Johnson & Johnson	113.00	06/16	(2,016)
(21)	Johnson & Johnson	112.00	07/16	(4,294)
(54)	Johnson & Johnson	110.00	07/16	(21,060)
(35)	JPMorgan Chase & Co.	64.00	06/16	(4,760)
(89)	JPMorgan Chase & Co.	65.00	06/16	(10,591)
(40)	JPMorgan Chase & Co.	62.50	06/16	(12,280)
(55)	JPMorgan Chase & Co.	67.50	07/16	(4,015)
(47)	JPMorgan Chase & Co.	65.00	07/16	(8,648)
(26)	Macy's, Inc.	46.00	06/16	(26)
(78)	Macy's, Inc.	45.00	06/16	(78)
(21)	Macy's, Inc.	43.00	06/16	(21)
(18)	Macy's, Inc.	36.00	06/16	(243)
(31)	Macy's, Inc.	34.00	06/16	(1,581)
(33)	Macy's, Inc.	33.00	06/16	(3,069)
(21)	Macy's, Inc.	33.00	07/16	(2,468)
(25)	Macy's, Inc.	34.00	07/16	(2,475)
(19)	McDonald's Corp.	125.00	06/16	(561)
(36)	McDonald's Corp.	130.00	07/16	(612)
(98)	Medtronic PLC	80.00	06/16	(13,230)
(26)	Medtronic PLC	80.00	07/16	(4,394)
(21)	Medtronic PLC	82.50	07/16	(1,544)
(75)	MetLife, Inc.	44.00	06/16	(13,162)
(27)	MetLife, Inc.	47.50	06/16	(500)
(69)	MetLife, Inc.	45.00	06/16	(8,142)
(51)	MetLife, Inc.	47.50	07/16	(2,856)
(53)	Microsoft Corp.	57.50	06/16	(53)
(26)	Microsoft Corp.	52.50	06/16	(2,600)
(44)	Microsoft Corp.	52.00	06/16	(6,556)
(13)	Microsoft Corp.	51.00	07/16	(3,198)
(52)	Microsoft Corp.	52.50	07/16	(7,800)
(98)	Mondelez International, Inc., Class A	45.00	06/16	(5,292)
(35)	Mondelez International, Inc., Class A	44.00	06/16	(3,885)
(38)	Mondelez International, Inc., Class A	45.00	07/16	(3,876)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value

(83)	NextEra Energy, Inc.	$120.00	06/16	$(14,110)
(46)	NextEra Energy, Inc.	120.00	07/16	(12,535)
(52)	Occidental Petroleum Corp.	77.50	06/16	(2,028)
(19)	Occidental Petroleum Corp.	75.00	06/16	(2,594)
(16)	Occidental Petroleum Corp.	72.50	06/16	(5,080)
(19)	Occidental Petroleum Corp.	75.00	06/16	(3,069)
(41)	Occidental Petroleum Corp.	77.50	07/16	(3,239)
(18)	Occidental Petroleum Corp.	77.50	07/16	(1,971)
(70)	Oracle Corp.	42.00	06/16	(1,435)
(21)	Oracle Corp.	41.00	06/16	(1,344)
(26)	Oracle Corp.	41.00	07/16	(2,002)
(21)	PepsiCo, Inc.	103.00	06/16	(21)
(27)	PepsiCo, Inc.	106.00	06/16	(135)
(35)	PepsiCo, Inc.	102.00	06/16	(2,520)
(18)	PepsiCo, Inc.	100.00	07/16	(4,068)
(38)	Pfizer, Inc.	33.00	06/16	(6,688)
(8)	Pfizer, Inc.	32.00	06/16	(2,084)
(26)	Pfizer, Inc.	35.00	07/16	(1,612)
(38)	Pfizer, Inc.	34.00	07/16	(4,655)
(21)	QUALCOMM, Inc.	55.00	06/16	(2,121)
(38)	QUALCOMM, Inc.	56.00	07/16	(2,850)
(52)	QUALCOMM, Inc.	57.50	07/16	(2,548)
(18)	QUALCOMM, Inc.	55.00	07/16	(2,610)
(54)	Raytheon Co.	130.00	06/16	(8,586)
(21)	Raytheon Co.	130.00	07/16	(5,281)
(18)	Schlumberger, Ltd.	82.50	06/16	(126)
(19)	Schlumberger, Ltd.	77.50	06/16	(1,739)
(23)	Schlumberger, Ltd.	78.00	06/16	(2,277)
(21)	Schlumberger, Ltd.	80.00	07/16	(1,932)
(19)	Target Corp.	83.00	06/16	(19)
(16)	Target Corp.	80.00	06/16	(16)
(19)	Target Corp.	70.00	06/16	(1,596)
(16)	Target Corp.	71.00	07/16	(1,280)
(18)	Target Corp.	72.50	07/16	(954)
(18)	Target Corp.	70.00	07/16	(2,394)
(19)	The Boeing Co.	135.00	06/16	(152)
(48)	The Boeing Co.	130.00	06/16	(3,312)
(15)	The Boeing Co.	133.00	06/16	(668)
(8)	The Boeing Co.	140.00	07/16	(112)
(26)	The Dow Chemical Co.	52.50	06/16	(1,040)
(18)	The Dow Chemical Co.	51.00	07/16	(2,484)
(21)	The Dow Chemical Co.	53.00	07/16	(1,008)
(16)	The Home Depot, Inc.	135.00	06/16	(968)
(18)	The Home Depot, Inc.	134.00	06/16	(2,376)
(57)	The Home Depot, Inc.	135.00	07/16	(9,462)
(19)	The Procter & Gamble Co.	82.50	06/16	(532)

(16)	The Procter & Gamble Co.	80.00	06/16	(2,536)
(26)	The Procter & Gamble Co.	81.00	06/16	(2,990)
(42)	The Procter & Gamble Co.	82.50	07/16	(3,360)
(45)	The Walt Disney Co.	105.00	06/16	(270)
(18)	The Walt Disney Co.	102.00	06/16	(972)
(18)	The Walt Disney Co.	102.00	07/16	(1,350)
(37)	United Parcel Service, Inc., Class B	102.00	06/16	(8,029)
(18)	United Parcel Service, Inc., Class B	105.00	07/16	(2,034)
(16)	United Technologies Corp.	100.00	06/16	(3,112)
(16)	United Technologies Corp.	102.00	07/16	(2,256)
(19)	United Technologies Corp.	100.00	07/16	(4,978)
(22)	UnitedHealth Group, Inc.	135.00	06/16	(2,453)
(21)	UnitedHealth Group, Inc.	133.00	07/16	(5,733)
(19)	UnitedHealth Group, Inc.	135.00	07/16	(4,341)
(18)	Verizon Communications, Inc.	52.50	06/16	(180)
(36)	Verizon Communications, Inc.	50.50	06/16	(3,600)
(27)	Verizon Communications, Inc.	50.00	06/16	(3,699)
(38)	Verizon Communications, Inc.	52.00	07/16	(1,520)
(23)	Verizon Communications, Inc.	50.00	07/16	(3,369)
(26)	Wells Fargo & Co.	51.50	06/16	(169)
(64)	Wells Fargo & Co.	50.00	06/16	(7,488)
(43)	Wells Fargo & Co.	50.00	06/16	(5,697)
(53)	Wells Fargo & Co.	50.00	07/16	(9,381)

Total Call Options Written (Premiums Received $(701,334))	(635,003)

Put Options Written - (0.3)%
(34)	Abbott Laboratories	41.00	06/16	(4,964)
(28)	Abbott Laboratories	38.00	06/16	(392)
(52)	Abbott Laboratories	36.00	06/16	(260)
(27)	Abbott Laboratories	38.00	06/16	(581)
(38)	Abbott Laboratories	38.00	07/16	(1,121)
(51)	Abbott Laboratories	35.00	07/16	(714)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value

(18)	Amgen, Inc.	$150.00	06/16	$(954)
(16)	Amgen, Inc.	142.00	06/16	(400)
(18)	Amgen, Inc.	145.00	07/16	(2,070)
(21)	Amgen, Inc.	135.00	07/16	(808)
(16)	Apple, Inc.	94.00	06/16	(160)
(16)	Apple, Inc.	105.00	06/16	(8,640)
(18)	Apple, Inc.	100.00	06/16	(3,060)
(5)	Apple, Inc.	95.00	06/16	(158)
(16)	Apple, Inc.	92.50	06/16	(224)
(16)	Apple, Inc.	84.00	06/16	(96)
(38)	Apple, Inc.	90.00	07/16	(1,482)
(129)	Bank of America Corp.	14.00	06/16	(1,419)
(182)	Bank of America Corp.	13.00	06/16	(364)
(104)	Bank of America Corp.	12.00	06/16	(104)
(141)	Bank of America Corp.	13.50	06/16	(776)
(52)	Bank of America Corp.	12.50	06/16	(208)
(77)	Bank of America Corp.	13.50	07/16	(885)
(51)	Bank of America Corp.	13.50	07/16	(663)
(103)	Bank of America Corp.	13.00	07/16	(1,030)
(40)	Cardinal Health, Inc.	80.00	06/16	(7,600)
(18)	Cardinal Health, Inc.	77.50	06/16	(1,260)
(13)	Cardinal Health, Inc.	75.00	06/16	(455)
(23)	Cardinal Health, Inc.	70.00	07/16	(805)
(21)	Chevron Corp.	90.00	06/16	(147)
(16)	Chevron Corp.	94.50	06/16	(664)
(21)	Chevron Corp.	92.50	07/16	(1,386)
(26)	Chubb, Ltd.	125.00	06/16	(2,730)
(31)	Chubb, Ltd.	120.00	06/16	(1,007)
(26)	Chubb, Ltd.	115.00	06/16	(260)
(18)	Chubb, Ltd.	120.00	07/16	(1,980)
(26)	Cisco Systems, Inc.	27.00	06/16	(130)
(26)	Cisco Systems, Inc.	26.00	06/16	(78)
(26)	Cisco Systems, Inc.	25.00	06/16	(26)
(26)	Cisco Systems, Inc.	27.00	06/16	(312)
(64)	Cisco Systems, Inc.	27.00	07/16	(1,280)
(38)	Cisco Systems, Inc.	26.00	07/16	(399)
(21)	Cisco Systems, Inc.	24.00	07/16	(105)
(26)	Comcast Corp., Class A	57.50	06/16	(260)
(38)	Comcast Corp., Class A	59.50	06/16	(893)
(21)	Comcast Corp., Class A	58.50	07/16	(567)
(21)	Comcast Corp., Class A	57.50	07/16	(725)
(16)	Costco Wholesale Corp.	140.00	06/16	(464)
(16)	Costco Wholesale Corp.	135.00	07/16	(928)
(19)	CVS Health Corp.	100.00	06/16	(6,935)

(26)	CVS Health Corp.	96.00	06/16	(3,770)
(16)	CVS Health Corp.	95.00	06/16	(1,744)
(18)	CVS Health Corp.	94.00	07/16	(1,800)
(21)	Diageo PLC, ADR	105.00	06/16	(819)
(54)	Diageo PLC, ADR	100.00	07/16	(2,592)
(21)	Exxon Mobil Corp.	87.50	06/16	(1,344)
(26)	Exxon Mobil Corp.	80.00	06/16	(65)
(64)	Ford Motor Co.	12.50	06/16	(320)
(52)	Ford Motor Co.	11.75	06/16	(104)
(39)	General Electric Co.	30.00	06/16	(1,521)
(39)	General Electric Co.	29.00	06/16	(449)
(66)	General Electric Co.	28.00	06/16	(330)
(51)	General Electric Co.	28.50	06/16	(587)
(103)	General Electric Co.	28.00	07/16	(2,060)
(89)	General Electric Co.	27.00	07/16	(979)
(29)	Honeywell International, Inc.	110.00	06/16	(1,363)
(21)	Honeywell International, Inc.	105.00	06/16	(315)
(18)	Honeywell International, Inc.	110.00	07/16	(2,511)
(52)	Intel Corp.	30.00	06/16	(520)
(142)	Intel Corp.	29.00	06/16	(710)
(38)	Intel Corp.	28.00	06/16	(38)
(89)	Intel Corp.	28.00	07/16	(1,335)
(21)	Johnson & Johnson	110.00	06/16	(651)
(21)	Johnson & Johnson	105.00	06/16	(189)
(18)	Johnson & Johnson	109.00	06/16	(702)
(21)	Johnson & Johnson	108.00	07/16	(777)
(16)	Johnson & Johnson	110.00	07/16	(1,600)
(39)	JPMorgan Chase & Co.	61.50	06/16	(39)
(38)	JPMorgan Chase & Co.	60.00	06/16	(418)
(78)	JPMorgan Chase & Co.	57.50	06/16	(312)
(26)	JPMorgan Chase & Co.	60.00	07/16	(1,404)
(64)	JPMorgan Chase & Co.	57.50	07/16	(1,920)
(21)	Macy's, Inc.	37.00	06/16	(9,807)
(38)	Macy's, Inc.	36.00	06/16	(13,015)
(26)	Macy's, Inc.	32.00	06/16	(1,456)
(47)	Macy's, Inc.	31.00	06/16	(1,363)
(19)	Macy's, Inc.	28.00	07/16	(266)
(29)	Macy's, Inc.	33.00	07/16	(4,393)
(19)	McDonald's Corp.	120.00	06/16	(2,014)
(18)	McDonald's Corp.	120.00	07/16	(3,654)
(18)	McDonald's Corp.	115.00	07/16	(1,404)
(26)	Medtronic PLC	75.00	06/16	(390)
(38)	Medtronic PLC	72.50	06/16	(627)
(38)	Medtronic PLC	76.00	06/16	(1,520)
(26)	Medtronic PLC	76.00	07/16	(1,625)
(21)	Medtronic PLC	75.00	07/16	(1,071)
(65)	MetLife, Inc.	40.00	06/16	(390)
(26)	MetLife, Inc.	40.00	06/16	(208)
(72)	MetLife, Inc.	40.00	07/16	(1,620)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value

(60)	Microsoft Corp.	$52.50	06/16	$(3,780)
(26)	Microsoft Corp.	49.00	06/16	(208)
(38)	Microsoft Corp.	49.00	06/16	(456)
(21)	Microsoft Corp.	47.50	07/16	(273)
(52)	Microsoft Corp.	47.00	07/16	(1,040)
(18)	Mondelez International, Inc., Class A	41.00	06/16	(234)
(51)	Mondelez International, Inc., Class A	40.00	06/16	(459)
(21)	Mondelez International, Inc., Class A	39.00	06/16	(147)
(39)	Mondelez International, Inc., Class A	38.00	06/16	(195)
(38)	Mondelez International, Inc., Class A	39.00	07/16	(836)
(34)	NextEra Energy, Inc.	115.00	06/16	(1,360)
(38)	NextEra Energy, Inc.	110.00	06/16	(665)
(15)	NextEra Energy, Inc.	115.00	07/16	(1,650)
(18)	Occidental Petroleum Corp.	71.00	06/16	(657)
(37)	Occidental Petroleum Corp.	70.00	06/16	(943)
(26)	Occidental Petroleum Corp.	67.50	06/16	(403)
(26)	Occidental Petroleum Corp.	69.00	07/16	(1,118)
(18)	Occidental Petroleum Corp.	67.50	07/16	(837)
(47)	Oracle Corp.	39.00	06/16	(2,138)
(21)	Oracle Corp.	38.00	06/16	(567)
(21)	Oracle Corp.	37.50	06/16	(620)
(26)	Oracle Corp.	36.00	07/16	(650)
(21)	PepsiCo, Inc.	98.50	06/16	(189)
(16)	PepsiCo, Inc.	100.00	06/16	(1,488)
(26)	PepsiCo, Inc.	97.50	06/16	(1,287)
(26)	PepsiCo, Inc.	97.00	06/16	(1,170)
(28)	PepsiCo, Inc.	95.00	07/16	(1,708)
(51)	Pfizer, Inc.	33.00	06/16	(357)
(26)	Pfizer, Inc.	32.00	06/16	(104)
(39)	Pfizer, Inc.	31.00	06/16	(78)
(51)	Pfizer, Inc.	33.00	07/16	(816)
(51)	Pfizer, Inc.	32.00	07/16	(765)
(52)	QUALCOMM, Inc.	45.00	06/16	(52)
(18)	QUALCOMM, Inc.	51.00	06/16	(315)
(21)	QUALCOMM, Inc.	49.00	06/16	(231)
(26)	QUALCOMM, Inc.	51.00	07/16	(676)
(21)	QUALCOMM, Inc.	52.50	07/16	(1,386)
(52)	Raytheon Co.	120.00	06/16	(728)
(21)	Raytheon Co.	120.00	07/16	(1,407)
(26)	Schlumberger, Ltd.	70.00	06/16	(390)
(26)	Schlumberger, Ltd.	69.50	06/16	(572)
(21)	Schlumberger, Ltd.	72.50	07/16	(2,247)
(21)	Schlumberger, Ltd.	67.50	07/16	(746)
(21)	Target Corp.	77.50	06/16	(17,955)

(21)	Target Corp.	71.00	06/16	(5,586)
(25)	Target Corp.	70.00	07/16	(6,212)
(33)	Target Corp.	67.50	07/16	(4,504)
(16)	The Boeing Co.	125.00	06/16	(2,624)
(18)	The Boeing Co.	120.00	06/16	(909)
(13)	The Boeing Co.	115.00	06/16	(182)
(15)	The Boeing Co.	120.00	06/16	(1,170)
(13)	The Boeing Co.	120.00	07/16	(2,080)
(26)	The Dow Chemical Co.	48.00	06/16	(338)
(20)	The Dow Chemical Co.	50.00	06/16	(1,260)
(21)	The Dow Chemical Co.	47.50	07/16	(798)
(21)	The Dow Chemical Co.	48.50	07/16	(1,092)
(16)	The Home Depot, Inc.	125.00	06/16	(400)
(12)	The Home Depot, Inc.	125.00	06/16	(522)
(18)	The Home Depot, Inc.	128.00	07/16	(2,466)
(18)	The Home Depot, Inc.	130.00	07/16	(3,843)
(18)	The Home Depot, Inc.	125.00	07/16	(1,863)
(18)	The Procter & Gamble Co.	80.00	06/16	(927)
(21)	The Procter & Gamble Co.	77.50	06/16	(336)
(26)	The Procter & Gamble Co.	78.50	06/16	(962)
(27)	The Procter & Gamble Co.	78.00	06/16	(864)
(21)	The Procter & Gamble Co.	77.50	07/16	(1,218)
(18)	The Walt Disney Co.	97.50	06/16	(1,332)
(16)	The Walt Disney Co.	95.00	06/16	(496)
(16)	The Walt Disney Co.	92.50	06/16	(272)
(18)	The Walt Disney Co.	96.50	06/16	(1,341)
(16)	The Walt Disney Co.	95.00	07/16	(1,728)
(21)	United Parcel Service, Inc., Class B	100.00	06/16	(714)
(18)	United Parcel Service, Inc., Class B	99.00	06/16	(675)
(13)	United Parcel Service, Inc., Class B	97.50	07/16	(767)
(21)	United Technologies Corp.	100.00	06/16	(2,079)
(16)	United Technologies Corp.	98.00	07/16	(1,616)

MAI MANAGED VOLATILITY FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2016

Contracts	Security Description	Strike Price	Exp. Date	Value

(15)	United Technologies Corp.	$95.00	07/16	$(1,035)
(21)	UnitedHealth Group, Inc.	120.00	06/16	(273)
(18)	UnitedHealth Group, Inc.	124.00	06/16	(648)
(16)	UnitedHealth Group, Inc.	123.00	06/16	(464)
(18)	UnitedHealth Group, Inc.	125.00	07/16	(1,854)
(15)	UnitedHealth Group, Inc.	120.00	07/16	(810)
(26)	Verizon Communications, Inc.	50.00	06/16	(767)
(67)	Verizon Communications, Inc.	48.00	06/16	(804)
(38)	Verizon Communications, Inc.	49.00	07/16	(1,900)
(26)	Verizon Communications, Inc.	46.00	07/16	(494)
(26)	Wells Fargo & Co.	49.00	06/16	(52)
(78)	Wells Fargo & Co.	46.00	06/16	(390)
(43)	Wells Fargo & Co.	47.00	06/16	(559)
(46)	Wells Fargo & Co.	45.00	07/16	(874)

Total Put Options Written (Premiums Received $(446,352))	(257,043)
Total Written Options - (0.9)% (Premiums Received $(1,147,686))	$(892,046)

MAI MANAGED VOLATILITY FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited) MAY 31, 2016

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Rate presented is yield to maturity.
(d)	Variable rate security. Rate presented is as of May 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,894,635
Gross Unrealized Depreciation	(2,650,582)
Net Unrealized Depreciation	$(755,947)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2016.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$1,216,510	$-	$-	$1,216,510
Consumer Discretionary	8,261,121	-	-	8,261,121
Consumer Staples	6,253,935	-	-	6,253,935
Energy	3,455,090	-	-	3,455,090
Financials	7,523,693	-	-	7,523,693
Health Care	8,320,766	-	-	8,320,766
Industrials	6,463,991	-	-	6,463,991
Information Technology	7,028,857	-	-	7,028,857
Materials	503,328	-	-	503,328
Utilities	1,549,548	-	-	1,549,548
U.S. Government & Agency Obligations	-	13,209,126	-	13,209,126
Money Market Fund	-	33,574,133	-	33,574,133
Total Investments At Value	$50,576,839	$46,783,259	$-	$97,360,098
Total Assets	$50,576,839	$46,783,259	$-	$97,360,098

Liabilities
Other Financial Instruments**
Written Options	(393,756)	(498,290)	-	(892,046)
Total Liabilities	$(393,756)	$(498,290)	$-	$(892,046)

**Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended May 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	June 20, 2016

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 20, 2016